T. ROWE PRICE Extended Equity Market Index Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 0.5%
Bandwidth, Class A (1) 4,800 433
Cogent Communications Holdings  7,300 517
EchoStar, Class A (1) 10,244 261
Frontier Communications Parent (1)(2) 24,400 680
Globalstar (1) 128,100 214
IDT, Class B (1) 5,342 224
Iridium Communications (1) 22,118 882
Liberty Global, Class A (1) 25,434 758
Liberty Global, Series C (1) 55,528 1,636
Liberty Latin America, Class A (1) 14,129 185
Liberty Latin America, Class C (1) 30,238 397
6,187
Entertainment 1.3%
AMC Entertainment Holdings, Class A (1)(2) 79,800 3,037
Chicken Soup For The Soul Entertainment (1)(2) 4,600 105
Cinemark Holdings (1)(2) 25,713 494
Liberty Media-Liberty Formula One, Class A (1) 2,900 136
Liberty Media-Liberty Formula One, Class C (1) 36,000 1,851
Lions Gate Entertainment, Class B (1) 32,500 422
Madison Square Garden Entertainment (1) 5,383 391
Madison Square Garden Sports (1) 3,621 673
Playtika Holding (1) 19,100 528
Roku (1) 20,254 6,347
Skillz (1)(2) 45,400 446
Warner Music Group, Class A  21,000 898
World Wrestling Entertainment, Class A (2) 9,500 534
Zynga, Class A (1) 182,937 1,378
17,240
Interactive Media & Services 2.1%
Bumble, Class A (1) 10,100 505
Cargurus (1) 16,300 512
Cars.com (1) 17,600 223
Eventbrite, Class A (1) 13,600 257
fuboTV (1)(2) 22,400 537
IAC/InterActiveCorp (1) 14,730 1,919
IZEA Worldwide (1)(2) 52,300 100
Pinterest, Class A (1) 93,600 4,769
Snap, Class A (1) 168,642 12,458
TripAdvisor (1) 18,400 623
TrueCar (1) 46,900 195

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vimeo (1) 24,814 729
Yelp (1) 13,200 491
Zillow Group, Class A (1) 6,441 570
Zillow Group, Class C (1)(2) 27,182 2,396
ZoomInfo Technologies, Class A (1) 29,500 1,805
28,089
Media 1.3%
Altice USA, Class A (1) 42,100 872
AMC Networks, Class A (1) 5,000 233
Cable One  940 1,704
Cardlytics (1)(2) 6,034 507
Clear Channel Outdoor Holdings (1) 107,800 292
EW Scripps, Class A  18,145 328
Gray Television  17,400 397
iHeartMedia, Class A (1) 17,000 425
John Wiley & Sons, Class A  8,170 427
Liberty Broadband, Class A (1) 3,275 551
Liberty Broadband, Class C (1) 26,039 4,497
Liberty Media-Liberty SiriusXM, Class A (1) 11,100 524
Liberty Media-Liberty SiriusXM, Class C (1) 23,117 1,097
Loral Space & Communications (2) 3,800 163
Magnite (1)(2) 21,800 610
Media General, CVR (1)(3) 21,600 2
New York Times, Class A  27,800 1,370
Nexstar Media Group, Class A  6,397 972
Scholastic  11,320 404
Sinclair Broadcast Group, Class A (2) 10,010 317
Sirius XM Holdings (2) 134,087 818
TechTarget (1) 4,700 387
TEGNA  41,310 815
17,712
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications  10,800 341
Telephone & Data Systems  19,600 382
United States Cellular (1) 1,893 61
784
Total Communication Services 70,012
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.9%
Adient (1) 17,000 705
Autoliv  10,700 917
Dana  26,600 592
Dorman Products (1) 4,800 454

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fox Factory Holding (1) 7,200 1,041
Gentex  34,120 1,125
Gentherm (1) 7,200 583
Goodyear Tire & Rubber (1) 48,035 850
Horizon Global (1) 23,000 162
LCI Industries  4,200 565
Lear  8,800 1,377
Luminar Technologies (1)(2) 33,600 524
Motorcar Parts of America (1) 9,700 189
Patrick Industries  4,000 333
QuantumScape (1)(2) 32,800 805
Standard Motor Products  6,850 299
Stoneridge (1) 12,600 257
Superior Industries International (1) 15,200 107
Tenneco, Class A (1) 17,150 245
Veoneer (1)(2) 21,900 746
Visteon (1) 5,900 557
12,433
Automobiles 0.4%
Fisker (1) 35,900 526
Harley-Davidson  27,100 992
Lordstown Motors, Class A (1)(2) 23,600 188
Lucid Group (1) 88,804 2,254
Thor Industries  9,600 1,179
Winnebago Industries  7,020 509
Workhorse Group (1)(2) 22,800 174
5,822
Distributors 0.0%
Funko, Class A (1) 6,800 124
124
Diversified Consumer Services 0.9%
2U (1)(2) 13,500 453
Adtalem Global Education (1) 12,200 461
Bright Horizons Family Solutions (1) 11,589 1,616
Carriage Services  7,200 321
Chegg (1) 25,100 1,707
Frontdoor (1) 16,350 685
Graham Holdings, Class B  800 471
Grand Canyon Education (1) 8,900 783
H&R Block  30,800 770
Houghton Mifflin Harcourt (1) 11,300 152
Laureate Education, Class A (1) 23,200 394
Service Corp International  27,331 1,647
Strategic Education  6,125 432

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stride (1) 9,700 349
Terminix Global Holdings (1) 23,000 959
Vivint Smart Home (1) 11,100 105
WW International (1) 15,300 279
XpresSPA Group (1)(2) 60,100 88
11,672
Hotels, Restaurants & Leisure 2.7%
Airbnb, Class A (1) 53,000 8,891
Aramark  42,200 1,387
BJ's Restaurants (1) 6,133 256
Bloomin' Brands (1) 11,900 298
Boyd Gaming (1) 11,800 746
Brinker International (1) 9,979 489
Canterbury Park Holding (1) 24,581 408
Cheesecake Factory (1) 5,840 275
Choice Hotels International  5,600 708
Churchill Downs  6,400 1,537
Chuy's Holdings (1) 5,000 158
Cracker Barrel Old Country Store  3,900 545
Dave & Buster's Entertainment (1) 9,800 376
Denny's (1) 23,700 387
Dine Brands Global (1) 4,600 374
DraftKings, Class A (1)(2) 57,900 2,788
Everi Holdings (1) 20,600 498
Hilton Grand Vacations (1) 14,910 709
Hyatt Hotels, Class A (1) 5,600 432
Jack in the Box  4,600 448
Marriott Vacations Worldwide  7,779 1,224
Papa John's International  6,340 805
Planet Fitness, Class A (1) 16,426 1,290
Red Robin Gourmet Burgers (1) 6,900 159
Red Rock Resorts, Class A (1) 9,700 497
Scientific Games (1) 11,730 974
SeaWorld Entertainment (1) 10,500 581
Shake Shack, Class A (1) 7,400 581
Six Flags Entertainment (1) 10,900 463
Texas Roadhouse  11,600 1,059
Travel + Leisure  16,600 905
Vail Resorts  7,500 2,505
Wendy's  33,140 718
Wingstop  5,900 967
Wyndham Hotels & Resorts  16,500 1,274
35,712
Household Durables 0.9%
Cavco Industries (1) 900 213

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flexsteel Industries  2,900 89
GoPro, Class A (1) 29,400 275
Helen of Troy (1) 4,300 966
Hovnanian Enterprises, Class A (1) 2,084 201
Installed Building Products  4,700 504
iRobot (1) 5,500 432
KB Home  15,000 584
La-Z-Boy  9,950 321
LGI Homes (1) 3,937 559
M/I Homes (1) 7,070 409
MDC Holdings  5,662 264
Meritage Homes (1) 7,300 708
Purple Innovation (1) 17,300 364
Skyline Champion (1) 9,000 540
Sonos (1) 15,700 508
Taylor Morrison Home (1) 19,900 513
Tempur Sealy International  30,700 1,425
Toll Brothers  19,520 1,079
TopBuild (1) 6,000 1,229
Tri Pointe Homes (1) 22,800 479
Tupperware Brands (1) 13,020 275
Universal Electronics (1) 6,200 305
12,242
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Class A (1) 9,068 277
Chewy, Class A (1)(2) 13,480 918
ContextLogic, Class A (1) 37,100 203
DoorDash, Class A (1) 24,718 5,091
Groupon (1)(2) 5,500 126
Overstock.com (1)(2) 8,100 631
Poshmark, Class A (1) 3,600 86
Quotient Technology (1) 31,990 186
Qurate Retail, Series A  66,500 678
RealReal (1)(2) 19,000 250
Shutterstock  4,600 521
Stamps.com (1) 3,300 1,088
Stitch Fix, Class A (1) 12,000 479
Wayfair, Class A (1)(2) 13,300 3,398
13,932
Leisure Products 0.8%
Acushnet Holdings  6,675 312
Brunswick  12,700 1,210
Callaway Golf (1) 17,500 483
Hayward Holdings (1) 20,000 445
Malibu Boats, Class A (1) 4,300 301

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine Products  8,600 108
Mattel (1) 62,139 1,153
Peloton Interactive, Class A (1) 46,850 4,078
Polaris  9,840 1,177
YETI Holdings (1) 13,500 1,157
10,424
Multiline Retail 0.4%
Big Lots  7,600 329
Dillard's, Class A (2) 1,300 224
Franchise Group  6,400 227
Kohl's  27,900 1,314
Macy's  62,600 1,415
Nordstrom (1)(2) 23,500 621
Ollie's Bargain Outlet Holdings (1)(2) 10,300 621
4,751
Specialty Retail 2.6%
Aaron's  10,567 291
Abercrombie & Fitch, Class A (1) 14,500 546
American Eagle Outfitters (2) 30,180 779
Asbury Automotive Group (1) 3,440 677
AutoNation (1) 7,300 889
Bed Bath & Beyond (1)(2) 22,900 396
Boot Barn Holdings (1) 5,300 471
Burlington Stores (1) 11,700 3,318
Caleres  10,230 227
CarLotz (1)(2) 38,600 147
Carvana (1) 13,636 4,112
Conn's (1) 10,100 231
Dick's Sporting Goods  11,600 1,389
Five Below (1) 9,900 1,750
Floor & Decor Holdings, Class A (1) 18,000 2,174
Foot Locker  17,503 799
GameStop, Class A (1) 8,801 1,544
Genesco (1) 5,100 294
Group 1 Automotive  3,300 620
GrowGeneration (1)(2) 9,600 237
Guess?  10,620 223
Hibbett  3,800 269
Lithia Motors  4,800 1,522
Lumber Liquidators Holdings (1) 12,000 224
Monro  7,100 408
Murphy USA  4,300 719
National Vision Holdings (1) 14,922 847
ODP (1) 11,057 444
Party City Holdco (1) 21,900 156

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Penske Automotive Group  1,708 172
Rent-A-Center  9,350 526
RH (1) 2,800 1,867
Sally Beauty Holdings (1) 24,800 418
Signet Jewelers  11,400 900
Sleep Number (1) 5,300 495
Sonic Automotive, Class A  6,120 322
Sportsman's Warehouse Holdings (1) 12,000 211
Urban Outfitters (1) 14,100 419
Victoria's Secret (1) 11,300 624
Vroom (1)(2) 9,800 216
Williams-Sonoma  13,600 2,412
34,285
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings (1) 28,198 1,365
Carter's  7,900 768
Columbia Sportswear  4,662 447
Crocs (1) 10,000 1,435
Deckers Outdoor (1) 4,400 1,585
Fossil Group (1) 13,900 165
G-III Apparel Group (1) 10,500 297
Kontoor Brands  9,100 455
Lululemon Athletica (1) 19,500 7,892
Movado Group  10,700 337
Oxford Industries  4,300 388
Skechers USA, Class A (1) 24,200 1,019
Steven Madden  15,650 628
Superior Group  2,800 65
Vera Bradley (1) 13,100 123
Wolverine World Wide  15,400 459
17,428
Total Consumer Discretionary 158,825
CONSUMER STAPLES 2.6%
Beverages 0.5%
Boston Beer, Class A (1) 1,700 866
Celsius Holdings (1) 8,100 730
Coca-Cola Consolidated  1,100 434
Keurig Dr Pepper  109,800 3,751
National Beverage  4,896 257
NewAge (1) 41,100 57
Willamette Valley Vineyards (1) 10,850 138
6,233

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 0.6%
Andersons  5,200 160
BJ's Wholesale Club Holdings (1) 25,400 1,395
Casey's General Stores  6,200 1,168
Chefs' Warehouse (1) 8,400 274
Grocery Outlet Holding (1) 16,832 363
Ingles Markets, Class A  4,100 271
Performance Food Group (1) 28,039 1,303
PriceSmart  4,050 314
Rite Aid (1) 11,300 160
SpartanNash  14,100 309
Sprouts Farmers Market (1) 22,500 521
U.S. Foods Holding (1) 36,800 1,276
United Natural Foods (1) 10,900 528
8,042
Food Products 1.1%
B&G Foods (2) 12,000 359
Beyond Meat (1)(2) 8,900 937
Bunge  23,102 1,879
Cal-Maine Foods  9,100 329
Darling Ingredients (1) 26,700 1,920
Farmer Bros. (1) 12,800 108
Flowers Foods  36,983 874
Fresh Del Monte Produce  5,900 190
Freshpet (1) 8,138 1,161
Hain Celestial Group (1) 11,000 470
Hostess Brands (1) 30,100 523
Ingredion  8,500 757
J & J Snack Foods  2,640 403
John B. Sanfilippo & Son  5,300 433
Lancaster Colony  3,465 585
Post Holdings (1) 10,185 1,122
Sanderson Farms  3,940 741
Seaboard  60 246
Simply Good Foods (1) 17,627 608
TreeHouse Foods (1) 11,343 452
Utz Brands (2) 17,900 307
14,404
Household Products 0.1%
Central Garden & Pet, Class A (1) 7,900 340
Energizer Holdings  10,350 404
Spectrum Brands Holdings  5,711 546
WD-40  2,500 579
1,869

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Products 0.2%
Coty, Class A (1) 56,200 442
Edgewell Personal Care  8,050 292
Herbalife Nutrition (1) 15,900 674
Inter Parfums  5,800 434
LifeMD (1)(2) 18,900 117
Lifevantage (1) 25,900 175
Medifast  2,200 424
Nu Skin Enterprises, Class A  8,600 348
USANA Health Sciences (1) 2,100 194
3,100
Tobacco 0.1%
22nd Century Group (1)(2) 46,800 138
Universal  10,640 514
Vector Group  22,482 287
939
Total Consumer Staples 34,587
ENERGY 2.7%
Energy Equipment & Services 0.5%
Archrock  38,867 321
Cactus, Class A  11,000 415
ChampionX (1) 38,300 856
DMC Global (1) 6,300 233
Dril-Quip (1) 10,200 257
Exterran (1) 17,000 75
Helmerich & Payne  19,400 532
KLX Energy Services Holdings (1)(2) 10,900 52
Mammoth Energy Services (1)(2) 28,900 84
Nabors Industries (1) 2,900 280
Newpark Resources (1) 52,700 174
NOV (1) 21,000 275
Oceaneering International (1) 28,300 377
Patterson-UTI Energy  76,200 686
Solaris Oilfield Infrastructure, Class A  34,200 285
TechnipFMC (1) 85,456 643
TETRA Technologies (1) 67,400 210
Transocean (1)(2) 146,200 554
Valaris (1) 8,400 293
6,602
Oil, Gas & Consumable Fuels 2.2%
Adams Resources & Energy  3,341 101
Aemetis (1) 11,900 217
Antero Midstream  71,000 740

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Antero Resources (1) 19,400 365
Bonanza Creek Energy  8,300 398
Callon Petroleum (1) 7,000 344
Camber Energy (1)(2) 92,100 352
Centennial Resource Development, Class A (1) 50,500 338
Centrus Energy, Class A (1)(2) 5,000 193
Cheniere Energy (1) 42,300 4,131
Chesapeake Energy  10,600 653
Clean Energy Fuels (1) 21,800 178
CNX Resources (1) 41,400 522
Contango Oil & Gas (1)(2) 44,100 201
Continental Resources  15,300 706
CVR Energy  18,100 302
Denbury (1) 10,900 766
Dorian LPG  16,200 201
DT Midstream  11,600 536
EQT (1) 53,300 1,090
Equitrans Midstream  74,700 757
Gevo (1)(2) 49,400 328
HollyFrontier  17,177 569
International Seaways  12,000 219
Magnolia Oil & Gas, Class A  38,600 687
Matador Resources  23,100 879
Murphy Oil  36,500 911
Ovintiv  47,800 1,572
PDC Energy  21,000 995
Peabody Energy (1) 19,200 284
Range Resources (1) 51,000 1,154
Renewable Energy Group (1) 8,200 412
REX American Resources (1) 2,350 188
Ring Energy (1)(2) 41,900 124
SandRidge Energy (1) 29,800 388
SM Energy  22,900 604
Southwestern Energy (1) 157,100 870
Talos Energy (1) 25,200 347
Targa Resources  42,200 2,077
Tellurian (1) 77,400 303
Texas Pacific Land  1,340 1,621
Uranium Energy (1)(2) 110,500 337
World Fuel Services  15,300 514
28,474
Total Energy 35,076

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 13.8%
Banks 4.8%
1st Source  8,652 409
Ameris Bancorp  9,100 472
Arrow Financial  208 7
Associated Banc-Corp  28,827 617
Atlantic Capital Bancshares (1) 4,079 108
Atlantic Union Bankshares  17,629 650
Banc of California  13,700 253
BancFirst  6,900 415
Bancorp (1) 16,100 410
BancorpSouth Bank  17,675 526
Bank of Hawaii  8,166 671
Bank OZK  19,400 834
BankUnited  19,718 825
Banner  8,971 495
Berkshire Hills Bancorp  16,400 442
BOK Financial  4,560 408
Brookline Bancorp  30,529 466
Cadence BanCorp  20,000 439
Cathay General Bancorp  7,556 313
CIT Group  17,000 883
City Holding  5,950 464
Columbia Banking System  13,850 526
Commerce Bancshares  17,270 1,203
Community Bank System  9,628 659
ConnectOne Bancorp  13,883 417
Cullen/Frost Bankers  8,850 1,050
CVB Financial  26,706 544
Dime Community Bancshares  7,700 251
East West Bancorp  25,400 1,970
Eastern Bankshares  29,000 589
First Bancorp North Carolina  10,375 446
First BanCorp Puerto Rico  31,300 412
First Busey  19,991 492
First Citizens BancShares, Class A  1,170 986
First Commonwealth Financial  20,700 282
First Community Bankshares  10,500 333
First Financial  8,650 364
First Financial Bancorp  14,800 346
First Financial Bankshares  23,976 1,102
First Hawaiian  23,800 699
First Horizon  84,706 1,380
First Merchants  12,113 507
First Midwest Bancorp  32,193 612

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First United  7,811 145
Flushing Financial  11,725 265
FNB  39,132 455
Fulton Financial  38,102 582
German American Bancorp  7,533 291
Glacier Bancorp  15,512 859
Great Western Bancorp  13,700 449
Hancock Whitney  12,400 584
Hilltop Holdings  13,698 448
Home BancShares  28,776 677
Hope Bancorp  25,700 371
Independent Bank  7,750 590
Independent Bank Group  5,600 398
International Bancshares  9,002 375
Investors Bancorp  28,200 426
Live Oak Bancshares  6,400 407
Macatawa Bank  17,900 144
MVB Financial  3,000 128
National Bank Holdings, Class A  11,000 445
NBT Bancorp  14,480 523
Nicolet Bankshares (1) 3,400 252
Northrim BanCorp  4,825 205
OceanFirst Financial  16,200 347
OFG Bancorp  16,400 414
Old National Bancorp  26,630 451
Pacific Premier Bancorp  15,900 659
PacWest Bancorp  19,712 893
Park National  2,440 298
Peapack-Gladstone Financial  6,557 219
Peoples Bancorp  17,801 563
Pinnacle Financial Partners  14,749 1,388
Popular  15,130 1,175
Preferred Bank  5,259 351
Prosperity Bancshares  15,760 1,121
Renasant  11,852 427
S&T Bancorp  12,100 357
Sandy Spring Bancorp  11,930 547
Seacoast Banking  13,239 448
ServisFirst Bancshares  8,300 646
Signature Bank  10,600 2,886
Silvergate Capital, Class A (1) 4,000 462
Simmons First National, Class A  15,510 458
Southside Bancshares  8,690 333
SouthState  12,148 907
Sterling Bancorp  36,995 923
Stock Yards Bancorp  7,881 462

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synovus Financial  26,057 1,144
Texas Capital Bancshares (1) 9,000 540
Tompkins Financial  4,517 365
Towne Bank  18,300 569
TriCo Bancshares  7,300 317
Trustmark  13,000 419
UMB Financial  7,312 707
Umpqua Holdings  34,002 689
United Bankshares  23,300 848
United Community Banks  18,596 610
Univest Financial  10,000 274
Valley National Bancorp  79,800 1,062
Veritex Holdings  9,000 354
Washington Trust Bancorp  4,500 238
Webster Financial  18,910 1,030
WesBanco  16,942 577
West BanCorp  9,100 273
Westamerica BanCorp  5,346 301
Western Alliance Bancorp  19,419 2,113
Wintrust Financial  5,400 434
63,895
Capital Markets 3.6%
Affiliated Managers Group  6,900 1,043
Apollo Global Management  33,800 2,082
Ares Management, Class A  19,800 1,462
Artisan Partners Asset Management, Class A  9,800 479
BGC Partners, Class A  108,700 566
Blackstone Group  109,188 12,703
Blue Owl Capital  16,900 263
Carlyle Group  18,000 851
Cohen & Steers  4,300 360
Coinbase Global, Class A (1) 4,300 978
Cowen, Class A  7,724 265
Donnelley Financial Solutions (1) 9,375 325
Evercore, Class A  6,900 922
FactSet Research Systems  6,700 2,645
Federated Hermes  15,700 510
Focus Financial Partners, Class A (1) 6,800 356
Hamilton Lane, Class A  5,200 441
Houlihan Lokey  8,415 775
Interactive Brokers Group, Class A  14,900 929
Janus Henderson Group  26,328 1,088
Jefferies Financial Group  32,147 1,194
KKR  101,607 6,186
Lazard, Class A  19,800 907

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  13,300 2,085
Moelis, Class A  10,600 656
Morningstar  3,700 958
Open Lending, Class A (1) 17,900 646
Piper Sandler  2,950 408
PJT Partners, Class A  4,800 380
SEI Investments  19,956 1,183
StepStone Group, Class A  4,477 191
Stifel Financial  17,429 1,184
StoneX Group (1) 5,081 335
Tradeweb Markets, Class A  18,208 1,471
U.S. Global Investors, Class A  26,700 152
Virtu Financial, Class A  14,596 357
Virtus Investment Partners  934 290
47,626
Consumer Finance 1.0%
Ally Financial  51,825 2,646
Credit Acceptance (1) 1,900 1,112
Encore Capital Group (1) 7,900 389
Enova International (1) 9,839 340
EZCORP, Class A (1) 52,900 401
FirstCash  8,938 782
Green Dot, Class A (1) 9,800 493
LendingClub (1) 9,100 257
LendingTree (1) 825 115
Navient  20,000 395
Nelnet, Class A  3,322 263
OneMain Holdings  12,200 675
PRA Group (1) 12,250 516
PROG Holdings  13,535 569
Santander Consumer USA Holdings  3,600 150
SLM  54,900 966
SoFi Technologies (1) 94,894 1,507
Upstart Holdings (1) 6,800 2,152
13,728
Diversified Financial Services 0.3%
Cannae Holdings (1) 15,800 492
Equitable Holdings  71,762 2,127
FlexShopper (1) 27,700 86
Newstar Financial, CVR (1)(3) 6,000 1
Voya Financial  20,300 1,246
3,952
Insurance 2.4%
Alleghany (1) 2,218 1,385

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ambac Financial Group (1) 21,500 308
American Equity Investment Life Holding  11,000 325
American Financial Group  11,810 1,486
American National Group  1,500 284
Arch Capital Group (1) 57,500 2,195
Argo Group International Holdings  8,722 455
Assured Guaranty  15,100 707
Athene Holding, Class A (1) 20,800 1,433
Axis Capital Holdings  15,073 694
Brighthouse Financial (1) 11,700 529
BRP Group, Class A (1) 12,000 399
CNA Financial  3,500 147
CNO Financial Group  18,700 440
eHealth (1) 4,318 175
Enstar Group (1) 2,600 610
Erie Indemnity, Class A  3,607 644
Fidelity National Financial  41,131 1,865
First American Financial  16,630 1,115
Genworth Financial, Class A (1) 95,600 359
GoHealth, Class A (1)(2) 20,000 101
Goosehead Insurance, Class A  3,500 533
Hanover Insurance Group  7,520 975
Horace Mann Educators  7,210 287
James River Group Holdings  7,500 283
Kemper  11,150 745
Kinsale Capital Group  1,918 310
Lemonade (1)(2) 2,200 147
Markel (1) 2,159 2,580
MBIA (1) 35,300 454
Mercury General  4,000 223
National Western Life Group, Class A  1,210 255
Old Republic International  36,793 851
Palomar Holdings (1) 4,100 331
Primerica  7,500 1,152
ProAssurance  13,640 324
Reinsurance Group of America  11,520 1,282
RenaissanceRe Holdings  9,895 1,379
RLI  5,000 501
Safety Insurance Group  5,915 469
Selective Insurance Group  9,600 725
Selectquote (1) 11,800 153
State Auto Financial  6,170 314
Stewart Information Services  5,080 321
Trupanion (1) 3,800 295
United Fire Group  13,800 319
Unum Group  13,000 326

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  648 693
31,883
Mortgage Real Estate Investment Trusts 0.9%
ACRES Commercial Realty, REIT (1) 19,032 308
AGNC Investment, REIT  75,874 1,197
Annaly Capital Management, REIT  204,420 1,721
Apollo Commercial Real Estate Finance, REIT (2) 24,600 365
Arbor Realty Trust, REIT  17,800 330
Ares Commercial Real Estate, REIT  22,800 344
Arlington Asset Investment, Class A, REIT (1) 32,800 121
ARMOUR Residential REIT, REIT (2) 20,500 221
Blackstone Mortgage Trust, Class A, REIT  22,200 673
BrightSpire Capital, REIT  31,500 296
Cherry Hill Mortgage Investment, REIT (2) 17,862 159
Chimera Investment, REIT  29,800 442
Dynex Capital, REIT  18,199 314
Hannon Armstrong Sustainable Infrastructure Capital, REIT  14,485 775
Invesco Mortgage Capital, REIT  63,600 200
Ladder Capital, REIT  31,300 346
MFA Financial, REIT  91,800 419
New Residential Investment, REIT  73,750 811
PennyMac Mortgage Investment Trust, REIT (2) 21,700 427
Ready Capital, REIT  13,636 197
Redwood Trust, REIT  27,000 348
Starwood Property Trust, REIT  43,700 1,067
TPG RE Finance Trust, REIT  19,600 243
Two Harbors Investment, REIT (2) 52,800 335
11,659
Thrifts & Mortgage Finance 0.8%
Axos Financial (1) 8,400 433
Capitol Federal Financial  20,644 237
Essent Group  17,600 775
Federal Agricultural Mortgage, Class C  1,700 184
Flagstar Bancorp  6,400 325
HomeStreet  12,300 506
Kearny Financial  24,737 307
Meridian Bancorp  28,065 583
MGIC Investment  52,400 784
Mr Cooper Group (1) 8,885 366
New York Community Bancorp  78,237 1,007
NMI Holdings, Class A (1) 16,800 380
Northwest Bancshares  40,279 535
Ocwen Financial (1) 2,462 69
PennyMac Financial Services  4,965 303
Provident Financial Services  17,118 402

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Radian Group  29,058 660
Rocket, Class A (2) 20,000 321
TrustCo Bank  11,450 366
Walker & Dunlop  5,400 613
Washington Federal  17,368 596
Western New England Bancorp  16,100 137
WSFS Financial  8,550 439
10,328
Total Financials 183,071
HEALTH CARE 14.6%
Biotechnology 6.1%
ACADIA Pharmaceuticals (1) 30,000 498
Acceleron Pharma (1) 9,500 1,635
Adamas Pharmaceuticals (1)(2) 26,000 128
Adverum Biotechnologies (1)(2) 46,900 102
Agios Pharmaceuticals (1) 10,700 494
Alector (1)(2) 13,300 304
Aligos Therapeutics (1) 4,900 76
Alkermes (1) 27,600 851
Allakos (1)(2) 6,355 673
Allogene Therapeutics (1) 15,400 396
Alnylam Pharmaceuticals (1) 20,000 3,776
Altimmune (1)(2) 12,300 139
ALX Oncology Holdings (1) 2,600 192
Amicus Therapeutics (1) 59,400 567
Anavex Life Sciences (1)(2) 11,600 208
Annexon (1) 5,800 108
Annovis Bio (1) 4,300 137
Apellis Pharmaceuticals (1) 13,200 435
AquaBounty Technologies (1)(2) 28,817 117
Arcturus Therapeutics Holdings (1) 5,700 272
Arcus Biosciences (1)(2) 10,000 349
Arcutis Biotherapeutics (1) 7,900 189
Arena Pharmaceuticals (1) 10,700 637
Arrowhead Pharmaceuticals (1) 19,000 1,186
Astria Therapeutics (1)(2) 11,966 106
Atara Biotherapeutics (1) 18,400 329
Athenex (1) 35,900 108
Athersys (1)(2) 79,200 105
Atreca, Class A (1) 15,800 98
Beam Therapeutics (1) 6,800 592
BioCryst Pharmaceuticals (1) 42,600 612
Biohaven Pharmaceutical Holding (1) 10,029 1,393
BioMarin Pharmaceutical (1) 30,790 2,380

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bioxcel Therapeutics (1)(2) 3,900 118
Bluebird Bio (1) 15,200 290
Blueprint Medicines (1) 11,200 1,151
Bridgebio Pharma (1)(2) 18,225 854
Brooklyn ImmunoTherapeutics (1) 12,400 115
Calyxt (1) 28,100 95
CareDx (1) 9,600 608
CASI Pharmaceuticals (1) 87,500 104
Celldex Therapeutics (1) 7,300 394
CEL-SCI (1)(2) 18,100 199
Cerevel Therapeutics Holdings (1)(2) 8,900 263
ChemoCentryx (1)(2) 18,700 320
Chinook Therapeutics (1) 9,200 117
Clovis Oncology (1)(2) 34,450 154
Coherus Biosciences (1)(2) 16,400 264
Cortexyme (1)(2) 2,800 257
Curis (1) 33,400 262
Cymabay Therapeutics (1) 39,400 144
Cytokinetics (1) 15,700 561
Deciphera Pharmaceuticals (1) 9,700 330
Denali Therapeutics (1) 15,900 802
DermTech (1) 5,300 170
Dicerna Pharmaceuticals (1)(2) 16,600 335
Dynavax Technologies (1) 15,400 296
Editas Medicine (1)(2) 14,300 587
Emergent BioSolutions (1) 8,800 441
Epizyme (1)(2) 35,100 180
Exact Sciences (1) 30,800 2,940
Exelixis (1) 58,090 1,228
Fate Therapeutics (1) 14,500 859
FibroGen (1) 17,000 174
Flexion Therapeutics (1) 30,200 184
Frequency Therapeutics (1)(2) 21,300 150
G1 Therapeutics (1)(2) 11,100 149
Generation Bio (1)(2) 5,700 143
Global Blood Therapeutics (1) 13,300 339
Gritstone bio (1) 18,800 203
Halozyme Therapeutics (1) 24,200 984
Heat Biologics (1) 19,870 118
Heron Therapeutics (1)(2) 22,800 244
Horizon Therapeutics (1) 37,600 4,119
Idera Pharmaceuticals (1)(2) 60,400 62
IGM Biosciences (1) 2,000 132
ImmunityBio (1)(2) 11,100 108
ImmunoGen (1) 48,000 272
Immunome (1)(2) 5,300 129

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Immunovant (1)(2) 14,500 126
Inovio Pharmaceuticals (1) 43,400 311
Insmed (1) 21,521 593
Intellia Therapeutics (1) 12,800 1,717
Invitae (1)(2) 35,000 995
Ionis Pharmaceuticals (1) 29,480 989
Iovance Biotherapeutics (1) 21,688 535
Ironwood Pharmaceuticals (1) 39,100 511
IVERIC bio (1) 24,500 398
Karuna Therapeutics (1) 6,300 771
Karyopharm Therapeutics (1)(2) 30,100 175
Kodiak Sciences (1)(2) 6,400 614
Kura Oncology (1) 13,200 247
Kymera Therapeutics (1) 5,700 335
Lexicon Pharmaceuticals (1) 39,142 188
Ligand Pharmaceuticals (1) 3,186 444
Lineage Cell Therapeutics (1)(2) 105,200 265
MacroGenics (1) 13,000 272
MannKind (1)(2) 50,000 218
Matinas BioPharma Holdings (1)(2) 169,800 221
MediciNova (1) 22,400 85
Mersana Therapeutics (1) 15,500 146
MiMedx Group (1) 28,800 175
Minerva Neurosciences (1) 56,300 98
Mirati Therapeutics (1) 8,627 1,526
Myriad Genetics (1) 15,980 516
Natera (1) 14,500 1,616
Neoleukin Therapeutics (1) 7,900 57
Neurocrine Biosciences (1) 15,800 1,515
Nkarta (1) 4,800 134
Novavax (1) 12,050 2,498
Nurix Therapeutics (1) 5,800 174
Ocugen (1)(2) 40,200 289
OPKO Health (1)(2) 96,486 352
Ovid therapeutics (1) 27,500 92
PharmaCyte Biotech (1)(2) 55,500 176
Praxis Precision Medicines (1) 10,600 196
Prelude Therapeutics (1)(2) 3,500 109
Prothena (1) 10,618 756
PTC Therapeutics (1) 15,700 584
Qualigen Therapeutics (1)(2) 81,700 106
Radius Health (1) 12,000 149
RAPT Therapeutics (1) 8,900 276
REGENXBIO (1) 8,900 373
Relay Therapeutics (1) 5,100 161
Replimune Group (1) 6,700 199

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REVOLUTION Medicines (1)(2) 9,000 248
Rhythm Pharmaceuticals (1)(2) 9,300 121
Rigel Pharmaceuticals (1) 43,200 157
Rocket Pharmaceuticals (1)(2) 11,599 347
Sage Therapeutics (1) 10,900 483
Sangamo Therapeutics (1) 29,400 265
Sarepta Therapeutics (1) 15,116 1,398
Scholar Rock Holding (1)(2) 7,400 244
Seagen (1) 22,320 3,790
SELLAS Life Sciences Group (1)(2) 10,700 98
Seres Therapeutics (1)(2) 14,400 100
Sorrento Therapeutics (1)(2) 49,687 379
Spectrum Pharmaceuticals (1)(2) 77,700 169
SpringWorks Therapeutics (1) 5,700 362
Stoke Therapeutics (1)(2) 6,000 153
Syros Pharmaceuticals (1)(2) 22,000 98
TG Therapeutics (1) 22,700 755
Turning Point Therapeutics (1) 8,600 571
Twist Bioscience (1) 7,800 834
Ultragenyx Pharmaceutical (1) 12,500 1,127
uniQure (1) 9,400 301
United Therapeutics (1) 7,900 1,458
Vaxart (1) 29,200 232
VBI Vaccines (1)(2) 56,500 176
Veracyte (1) 14,100 655
Vericel (1)(2) 12,300 600
Vir Biotechnology (1) 12,100 527
VistaGen Therapeutics (1) 39,500 108
Voyager Therapeutics (1) 67,900 179
XBiotech  6,900 89
Xencor (1) 16,800 549
XOMA (1)(2) 6,534 162
Zentalis Pharmaceuticals (1) 6,000 400
ZIOPHARM Oncology (1) 121,400 221
80,779
Health Care Equipment & Supplies 2.6%
AngioDynamics (1) 12,000 311
Asensus Surgical (1)(2) 63,200 117
AtriCure (1) 9,700 675
Avanos Medical (1) 9,042 282
Axonics (1) 5,600 365
BioSig Technologies (1)(2) 30,200 90
Cardiovascular Systems (1) 12,100 397
ClearPoint Neuro (1) 8,400 149
Co-Diagnostics (1) 12,500 122

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONMED  5,150 674
CryoLife (1) 7,550 168
CryoPort (1)(2) 8,700 579
Envista Holdings (1) 28,200 1,179
Glaukos (1) 8,600 414
Globus Medical, Class A (1) 11,900 912
Haemonetics (1) 9,100 642
Heska (1) 2,200 569
Hill-Rom Holdings  11,050 1,658
ICU Medical (1) 3,700 864
Inogen (1) 4,600 198
Insulet (1) 11,500 3,269
Integer Holdings (1) 6,250 558
Integra LifeSciences Holdings (1) 12,200 835
Invacare (1) 18,600 89
iRhythm Technologies (1) 1,800 105
Lantheus Holdings (1) 14,800 380
LeMaitre Vascular  8,400 446
LivaNova (1) 8,400 665
Lucira Health (1) 10,200 78
Masimo (1) 8,500 2,301
Meridian Bioscience (1) 7,575 146
Merit Medical Systems (1) 7,506 539
Mesa Laboratories  900 272
Milestone Scientific (1)(2) 36,700 69
Neogen (1) 14,832 644
Neuronetics (1) 11,700 77
Nevro (1) 6,346 739
Novocure (1)(2) 16,400 1,905
NuVasive (1) 8,000 479
OraSure Technologies (1) 21,175 240
Ortho Clinical Diagnostics Holdings (1) 15,586 288
OrthoPediatrics (1) 5,300 347
Outset Medical (1)(2) 3,500 173
Penumbra (1) 6,500 1,732
Pulse Biosciences (1)(2) 8,300 179
Quidel (1) 7,500 1,059
ReShape Lifesciences (1)(2) 69,700 201
Rockwell Medical (1)(2) 192,090 114
SeaSpine Holdings (1) 11,897 187
Senseonics Holdings (1) 76,000 258
Shockwave Medical (1) 6,100 1,256
Silk Road Medical (1) 7,100 391
SmileDirectClub (1)(2) 15,500 82
STAAR Surgical (1) 8,600 1,105
Surgalign Holdings (1) 94,800 103

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Surmodics (1) 7,850 436
Tactile Systems Technology (1) 4,750 211
Talis Biomedical (1) 8,300 52
Tandem Diabetes Care (1) 10,800 1,289
Vapotherm (1)(2) 12,500 278
Zomedica (1) 390,400 204
34,146
Health Care Providers & Services 1.9%
1Life Healthcare (1)(2) 14,500 294
Acadia Healthcare (1) 16,900 1,078
AdaptHealth (1) 13,900 324
Addus HomeCare (1) 2,300 183
agilon health (1) 6,400 168
Amedisys (1) 6,300 939
AMN Healthcare Services (1) 8,405 964
Apollo Medical Holdings (1)(2) 6,000 546
Apria (1) 3,000 111
Brookdale Senior Living (1) 44,400 280
Castle Biosciences (1) 3,600 239
Chemed  2,700 1,256
Clover Health Investments (1)(2) 16,327 121
Community Health Systems (1) 24,600 288
CorVel (1) 2,450 456
Covetrus (1) 20,101 365
Encompass Health  14,600 1,096
Ensign Group  9,300 696
Five Star Senior Living (1) 17,400 76
Fulgent Genetics (1) 3,200 288
Guardant Health (1) 16,600 2,075
HealthEquity (1) 11,800 764
Joint (1) 2,500 245
LHC Group (1) 5,500 863
Magellan Health (1) 3,700 350
MEDNAX (1) 19,500 554
ModivCare (1) 2,800 509
Molina Healthcare (1) 10,700 2,903
National HealthCare  3,300 231
National Research  5,800 245
Oak Street Health (1)(2) 15,400 655
Option Care Health (1) 18,100 439
Owens & Minor  13,800 432
Patterson  13,219 398
Pennant Group (1) 5,950 167
Premier, Class A  13,800 535
Progyny (1) 7,900 442

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
R1 RCM (1) 13,600 299
RadNet (1) 13,500 396
Select Medical Holdings  21,700 785
Surgery Partners (1) 8,000 339
Tenet Healthcare (1) 18,100 1,203
Tivity Health (1) 9,200 212
U.S. Physical Therapy  3,200 354
25,163
Health Care Technology 1.4%
Allscripts Healthcare Solutions (1) 27,100 362
American Well, Class A (1) 22,000 200
CareCloud (1)(2) 23,700 180
Change Healthcare (1) 40,765 854
Doximity, Class A (1) 8,000 645
Evolent Health, Class A (1) 16,600 515
GoodRx Holdings, Class A (1)(2) 8,700 357
Health Catalyst (1) 7,300 365
HealthStream (1) 5,000 143
Inovalon Holdings, Class A (1) 13,400 540
Inspire Medical Systems (1) 5,200 1,211
Multiplan (1)(2) 103,200 581
NextGen Healthcare (1) 16,000 226
Omnicell (1) 7,720 1,146
Phreesia (1) 8,700 537
Schrodinger (1) 6,600 361
Simulations Plus (2) 4,000 158
Tabula Rasa HealthCare (1) 6,900 181
Teladoc Health (1)(2) 22,112 2,804
Veeva Systems, Class A (1) 23,000 6,628
Vocera Communications (1) 9,400 430
18,424
Life Sciences Tools & Services 1.4%
10X Genomics, Class A (1) 13,000 1,892
Adaptive Biotechnologies (1) 15,500 527
Avantor (1) 91,973 3,762
Berkeley Lights (1) 3,300 65
Bionano Genomics (1)(2) 45,800 252
Bruker  18,650 1,457
Fluidigm (1) 27,000 178
Inotiv (1) 6,800 199
Maravai LifeSciences Holdings, Class A (1) 14,800 726
Medpace Holdings (1) 4,800 908
NanoString Technologies (1) 9,700 466
NeoGenomics (1) 22,200 1,071
Pacific Biosciences of California (1) 36,700 938

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PPD (1) 18,477 864
Quanterix (1) 6,000 299
Repligen (1) 9,200 2,659
Seer (1)(2) 6,500 224
Syneos Health (1) 17,300 1,513
18,000
Pharmaceuticals 1.2%
Aadi Bioscience (1)(2) 6,779 199
AcelRx Pharmaceuticals (1)(2) 60,400 62
Aclaris Therapeutics (1) 17,600 317
Aerie Pharmaceuticals (1) 14,900 170
Aerpio Pharmaceuticals (1)(2)(3) 101,700 —
Angion Biomedica (1) 7,600 74
Antares Pharma (1) 34,300 125
Arvinas (1) 6,917 568
Axsome Therapeutics (1)(2) 4,400 145
Cassava Sciences (1) 6,900 428
Collegium Pharmaceutical (1) 14,800 292
Corcept Therapeutics (1) 22,200 437
CorMedix (1)(2) 14,300 66
Durect (1)(2) 128,200 164
Elanco Animal Health (1) 82,484 2,630
Endo International (1) 106,300 344
Esperion Therapeutics (1)(2) 14,900 179
Evolus (1) 15,300 117
Harrow Health (1) 10,700 97
Innoviva (1) 20,200 337
Intra-Cellular Therapies (1) 16,100 600
Jazz Pharmaceuticals (1) 9,700 1,263
Lannett (1)(2) 21,600 65
Lipocine (1)(2) 90,600 99
Nektar Therapeutics (1) 37,960 682
Ocular Therapeutix (1)(2) 19,800 198
Omeros (1)(2) 17,000 234
Otonomy (1) 61,400 118
Pacira BioSciences (1) 7,100 398
Perrigo  21,700 1,027
Phibro Animal Health, Class A  9,600 207
Prestige Consumer Healthcare (1) 9,700 544
Reata Pharmaceuticals, Class A (1)(2) 5,300 533
Relmada Therapeutics (1) 6,700 176
Revance Therapeutics (1) 12,700 354
Royalty Pharma, Class A  49,000 1,771
Strongbridge Biopharma (1) 36,100 74
TEVA Pharm, Rights, 2/20/23 (1)(2)(3) 81,200 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Theravance Biopharma (1)(2) 18,200 135
WaVe Life Sciences (1) 17,300 85
Xeris Pharmaceuticals (1)(2) 51,700 127
Zogenix (1) 16,700 254
15,695
Total Health Care 192,207
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 0.9%
Aerojet Rocketdyne Holdings  14,410 628
AeroVironment (1) 4,300 371
Axon Enterprise (1) 11,179 1,957
BWX Technologies  12,337 664
Curtiss-Wright  6,300 795
Ducommun (1) 2,900 146
HEICO  6,171 814
HEICO, Class A  12,625 1,495
Hexcel (1) 15,000 891
Kaman  6,361 227
Maxar Technologies  12,000 340
Mercury Systems (1) 9,100 431
Moog, Class A  5,630 429
National Presto Industries  2,100 172
Park Aerospace  7,400 101
Parsons (1) 5,500 186
Spirit AeroSystems Holdings, Class A  16,700 738
Triumph Group (1) 19,200 358
Vectrus (1) 6,644 334
Virgin Galactic Holdings (1) 26,200 663
11,740
Air Freight & Logistics 0.2%
Air Transport Services Group (1) 11,300 292
Forward Air  5,000 415
GXO Logistics (1) 18,100 1,420
Hub Group, Class A (1) 6,400 440
2,567
Airlines 0.2%
Allegiant Travel (1) 2,700 528
JetBlue Airways (1) 59,200 905
Mesa Air Group (1) 29,400 225
SkyWest (1) 12,430 614
Spirit Airlines (1) 20,400 529
2,801

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 1.2%
AAON  6,690 437
Advanced Drainage Systems  8,791 951
Apogee Enterprises  7,700 291
Armstrong Flooring (1) 22,600 71
Armstrong World Industries  8,300 792
AZEK (1) 22,500 822
Builders FirstSource (1) 30,418 1,574
Carlisle  6,320 1,256
Cornerstone Building Brands (1) 12,500 183
CSW Industrials  2,400 306
Gibraltar Industries (1) 6,800 474
Griffon  10,500 258
JELD-WEN Holding (1) 11,900 298
Lennox International  5,890 1,733
Masonite International (1) 4,600 488
Owens Corning  13,400 1,146
PGT Innovations (1) 19,800 378
Resideo Technologies (1) 26,144 648
Simpson Manufacturing  6,500 695
Trex (1) 19,100 1,947
UFP Industries  10,370 705
15,453
Commercial Services & Supplies 1.1%
ABM Industries  11,150 502
ACCO Brands  21,900 188
ADT (2) 25,000 202
Aqua Metals (1)(2) 32,400 67
Brady, Class A  11,200 568
Brink's  8,949 567
Casella Waste Systems, Class A (1) 8,675 659
Cimpress (1) 3,800 330
Clean Harbors (1) 7,600 789
CoreCivic (1) 36,996 329
Covanta Holding  26,104 525
Deluxe  6,700 241
Ennis  19,057 359
Harsco (1) 15,760 267
Healthcare Services Group  13,850 346
Herman Miller  15,006 565
HNI  6,580 242
IAA (1) 22,400 1,222
Interface  8,600 130
KAR Auction Services (1) 23,600 387
Kimball International, Class B  28,590 320

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Matthews International, Class A  7,700 267
MSA Safety  5,800 845
Pitney Bowes  39,800 287
Quad/Graphics (1) 16,700 71
Steelcase, Class A  14,559 185
Stericycle (1) 17,600 1,196
Tetra Tech  8,650 1,292
UniFirst  3,127 665
Viad (1) 6,125 278
13,891
Construction & Engineering 0.8%
AECOM (1) 22,522 1,422
Ameresco, Class A (1) 2,900 169
API Group (1) 23,900 486
Arcosa  9,352 469
Comfort Systems USA  8,206 585
Construction Partners, Class A (1) 6,100 204
Dycom Industries (1) 5,363 382
EMCOR Group  9,060 1,045
Fluor (1) 28,300 452
Granite Construction  12,325 488
MasTec (1) 9,750 841
Matrix Service (1) 24,400 255
MYR Group (1) 5,000 498
Primoris Services  11,600 284
Sterling Construction (1) 17,600 399
Valmont Industries  3,700 870
WillScot Mobile Mini Holdings (1) 34,037 1,080
9,929
Electrical Equipment 1.3%
Acuity Brands  6,300 1,092
Array Technologies (1)(2) 20,150 373
Atkore (1) 8,900 774
AZZ  8,400 447
Blink Charging (1)(2) 6,300 180
Bloom Energy, Class A (1)(2) 21,900 410
ChargePoint Holdings (1)(2) 25,000 500
Encore Wire  5,800 550
Energous (1)(2) 45,300 94
EnerSys  7,700 573
FuelCell Energy (1)(2) 56,800 380
GrafTech International  24,200 250
Hubbell  8,733 1,578
LSI Industries  15,525 120
nVent Electric  27,400 886

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Orion Energy Systems (1) 35,100 137
Plug Power (1) 90,400 2,309
Regal Rexnord  6,800 1,022
Sensata Technologies Holding (1) 23,300 1,275
Shoals Technologies Group, Class A (1) 17,700 494
Stem (1) 28,700 686
Sunrun (1) 28,805 1,267
Thermon Group Holdings (1) 23,300 403
TPI Composites (1) 5,600 189
Vertiv Holdings  43,100 1,038
Vicor (1) 3,700 496
17,523
Machinery 2.7%
AGCO  10,750 1,317
AgEagle Aerial Systems (1)(2) 59,100 178
Alamo Group  2,700 377
Albany International, Class A  5,803 446
Allison Transmission Holdings  20,500 724
Altra Industrial Motion  11,000 609
Astec Industries  4,900 264
Barnes Group  8,000 334
Chart Industries (1) 6,600 1,261
Colfax (1) 21,300 978
Commercial Vehicle Group (1) 29,000 274
Crane  6,841 649
Donaldson  20,142 1,156
Douglas Dynamics  8,300 301
Enerpac Tool Group  11,000 228
EnPro Industries  5,450 475
ESCO Technologies  5,140 396
Evoqua Water Technologies (1) 19,300 725
Federal Signal  11,700 452
Flowserve  20,300 704
Franklin Electric  4,100 327
Graco  22,054 1,543
Greenbrier  8,300 357
Helios Technologies  6,000 493
Hillenbrand  15,900 678
Hurco  5,900 190
Hyliion Holdings (1)(2) 28,500 239
Hyster-Yale Materials Handling  2,300 116
ITT  10,800 927
John Bean Technologies  6,272 881
Kadant  1,200 245
Kennametal  15,900 544

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lincoln Electric Holdings  7,180 925
Meritor (1) 16,900 360
Middleby (1) 9,393 1,602
Mueller Industries  7,400 304
Mueller Water Products, Class A  37,943 577
NN (1) 27,400 144
Nordson  7,620 1,815
Oshkosh  11,900 1,218
Park-Ohio Holdings  3,800 97
Proto Labs (1) 5,600 373
RBC Bearings (1) 5,000 1,061
Shyft Group  10,200 388
SPX (1) 8,705 465
SPX FLOW  7,405 541
Tennant  4,700 348
Terex  14,500 610
Timken  12,650 828
Titan International (1) 20,850 149
Toro  15,520 1,512
Trinity Industries (2) 15,758 428
Wabash National  25,800 390
Watts Water Technologies, Class A  3,450 580
Welbilt (1) 28,500 662
Woodward  10,200 1,155
Zurn Water Solutions  18,600 1,196
36,116
Marine 0.1%
Kirby (1) 9,700 465
Matson  8,850 714
1,179
Professional Services 1.9%
ASGN (1) 7,650 866
Booz Allen Hamilton Holding  23,300 1,849
CACI International, Class A (1) 4,100 1,075
CBIZ (1) 11,750 380
Clarivate (1) 48,191 1,055
CoStar Group (1) 63,732 5,485
CRA International  3,250 323
Dun & Bradstreet Holdings (1)(2) 19,600 329
Exponent  8,600 973
Forrester Research (1) 5,200 256
FTI Consulting (1) 5,495 740
Heidrick & Struggles International  6,558 293
Hill International (1) 33,200 69
Huron Consulting Group (1) 5,500 286

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ICF International  3,900 348
Insperity  5,700 631
KBR  23,500 926
Kforce  4,856 290
Korn Ferry  11,600 839
ManpowerGroup  9,442 1,022
ManTech International, Class A  5,901 448
Mastech Digital (1) 11,282 192
Science Applications International  10,271 879
TransUnion  35,037 3,935
TriNet Group (1) 5,000 473
TrueBlue (1) 5,600 152
Upwork (1) 24,500 1,103
Willdan Group (1) 4,000 142
25,359
Road & Rail 1.7%
AMERCO  1,400 904
ArcBest  4,200 343
Avis Budget Group (1) 9,200 1,072
Covenant Logistics Group (1) 6,100 169
Heartland Express  19,123 306
Knight-Swift Transportation Holdings  19,592 1,002
Landstar System  5,600 884
Lyft, Class A (1) 49,300 2,642
Marten Transport  8,800 138
Ryder System  9,075 751
Saia (1) 4,600 1,095
U.S. Xpress Enterprises, Class A (1) 19,300 167
Uber Technologies (1) 257,600 11,540
USA Truck (1) 19,700 301
Werner Enterprises  7,353 326
XPO Logistics (1) 15,300 1,218
Yellow (1) 30,988 175
23,033
Trading Companies & Distributors 0.9%
Air Lease  15,600 614
Applied Industrial Technologies  7,262 655
Beacon Roofing Supply (1) 6,100 291
BlueLinx Holdings (1) 3,000 147
Boise Cascade  8,100 437
CAI International  3,000 168
GATX  6,650 596
GMS (1) 8,385 367
H&E Equipment Services  11,300 392
Herc Holdings (1) 4,755 777

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lawson Products (1) 3,900 195
McGrath RentCorp  4,300 309
MRC Global (1) 25,600 188
MSC Industrial Direct, Class A  6,900 553
NOW (1) 32,600 250
Rush Enterprises, Class A  10,000 452
SiteOne Landscape Supply (1) 7,900 1,576
Titan Machinery (1) 4,100 106
Triton International  7,900 411
Univar Solutions (1) 28,100 669
Watsco  5,600 1,482
WESCO International (1) 6,158 710
Willis Lease Finance (1) 4,200 156
11,501
Total Industrials & Business Services 171,092
INFORMATION TECHNOLOGY 23.8%
Communications Equipment 0.6%
CalAmp (1) 32,000 318
Calix (1) 9,800 484
Ciena (1) 24,700 1,268
CommScope Holding (1) 32,900 447
Comtech Telecommunications  11,660 299
Digi International (1) 12,660 266
Infinera (1) 41,900 349
Inseego (1)(2) 18,700 125
KVH Industries (1) 7,000 67
Lumentum Holdings (1) 13,060 1,091
NETGEAR (1) 8,600 275
NetScout Systems (1) 10,700 288
Plantronics (1) 6,750 174
Ribbon Communications (1) 37,800 226
Ubiquiti  1,400 418
Viasat (1) 12,500 688
Viavi Solutions (1) 38,400 605
7,388
Electronic Equipment, Instruments & Components 1.7%
Advanced Energy Industries  5,750 505
Airgain (1) 5,700 72
Arlo Technologies (1) 36,552 234
Arrow Electronics (1) 7,975 895
Avnet  14,350 530
Badger Meter  4,400 445
Belden  9,163 534
Benchmark Electronics  12,200 326

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cognex  28,500 2,286
Coherent (1) 4,300 1,075
CTS  11,450 354
ePlus (1) 4,400 451
Fabrinet (1) 6,600 677
FARO Technologies (1) 4,800 316
II-VI (1) 18,062 1,072
Insight Enterprises (1) 5,550 500
Intellicheck (1)(2) 27,200 223
Itron (1) 8,100 613
Jabil  17,100 998
Kimball Electronics (1) 19,817 511
Knowles (1) 22,600 423
Littelfuse  4,539 1,240
Luna Innovations (1) 6,200 59
Methode Electronics  8,250 347
MicroVision (1)(2) 33,700 372
National Instruments  19,025 746
nLight (1) 16,800 474
Novanta (1) 6,720 1,038
OSI Systems (1) 3,838 364
PC Connection  3,000 132
Plexus (1) 4,760 426
Powerfleet (1) 15,900 107
Rogers (1) 3,750 699
Sanmina (1) 11,000 424
ScanSource (1) 8,500 296
SYNNEX  4,300 448
Vishay Intertechnology  12,578 253
Vishay Precision Group (1) 11,183 389
Vontier  27,500 924
21,778
IT Services 5.6%
Affirm Holdings (1) 15,000 1,787
Alliance Data Systems  8,000 807
BigCommerce Holdings, Series 1 (1)(2) 8,000 405
Cloudflare, Class A (1) 39,300 4,427
Concentrix (1) 7,100 1,257
Conduent (1) 58,000 382
CSG Systems International  7,600 366
EPAM Systems (1) 10,000 5,705
Euronet Worldwide (1) 9,350 1,190
EVERTEC  12,500 572
Evo Payments, Class A (1) 4,800 114
ExlService Holdings (1) 5,900 726

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fastly, Class A (1)(2) 17,500 708
Genpact  19,800 941
GoDaddy, Class A (1) 29,400 2,049
Grid Dynamics Holdings (1) 4,500 132
Hackett Group  15,300 300
Innodata (1) 21,800 208
Kratos Defense & Security Solutions (1) 25,600 571
LiveRamp Holdings (1) 11,400 538
Maximus  9,200 765
MoneyGram International (1) 15,300 123
MongoDB (1) 10,461 4,932
Okta (1) 19,963 4,738
Payoneer Global (1) 27,000 231
Paysign (1) 23,500 63
Perficient (1) 4,800 555
Repay Holdings (1) 14,900 343
Sabre (1)(2) 61,500 728
Shift4 Payments, Class A (1)(2) 3,600 279
Snowflake, Class A (1) 36,000 10,888
SolarWinds  4,250 71
Square, Class A (1) 64,867 15,558
TTEC Holdings  2,590 242
Twilio, Class A (1) 28,100 8,965
Unisys (1) 16,100 405
Verra Mobility (1) 23,900 360
WEX (1) 7,600 1,339
WidePoint (1)(2) 20,700 109
73,879
Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Class A (1) 2,800 308
Alpha & Omega Semiconductor (1) 7,000 220
Ambarella (1) 6,100 950
Amkor Technology  12,120 302
Atomera (1)(2) 5,800 134
Brooks Automation  13,900 1,423
Cirrus Logic (1) 8,740 720
CMC Materials  5,042 621
Cohu (1) 10,300 329
CyberOptics (1) 7,400 263
Diodes (1) 5,950 539
DSP Group (1) 21,390 469
Entegris  24,377 3,069
First Solar (1) 15,500 1,480
FormFactor (1) 12,000 448
Impinj (1)(2) 7,300 417

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kopin (1)(2) 21,000 108
Kulicke & Soffa Industries  10,700 624
Lattice Semiconductor (1) 22,700 1,468
MACOM Technology Solutions Holdings (1) 8,100 525
Marvell Technology  129,626 7,818
MaxLinear (1) 12,470 614
Meta Materials (1) 48,500 280
MKS Instruments  7,300 1,102
NVE  6,500 416
ON Semiconductor (1) 67,560 3,092
Onto Innovation (1) 8,800 636
Photronics (1) 20,860 284
Pixelworks (1) 37,500 179
Power Integrations  9,700 960
Rambus (1) 22,700 504
Semtech (1) 11,000 858
Silicon Laboratories (1) 7,100 995
SolarEdge Technologies (1) 8,700 2,307
SunPower (1)(2) 19,800 449
Synaptics (1) 5,575 1,002
Ultra Clean Holdings (1) 10,900 464
Universal Display  7,600 1,299
Wolfspeed (1)(2) 19,300 1,558
39,234
Software 12.3%
8x8 (1) 19,600 458
ACI Worldwide (1) 19,100 587
Agilysys (1) 5,152 270
Alarm.com Holdings (1) 7,650 598
Altair Engineering, Class A (1)(2) 7,000 483
Alteryx, Class A (1) 10,691 782
Anaplan (1) 25,500 1,553
Appfolio, Class A (1) 3,494 421
Appian (1)(2) 8,900 823
AppLovin, Class A (1) 6,100 441
Asana, Class A (1) 12,598 1,308
Aspen Technology (1) 11,600 1,425
Asure Software (1) 32,700 295
Avalara (1) 14,923 2,608
Avaya Holdings (1) 14,500 287
Benefitfocus (1) 13,400 149
Bentley Systems, Class B  21,800 1,322
Bill.com Holdings (1) 13,400 3,577
Black Knight (1) 28,052 2,020
Blackbaud (1) 10,000 704

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blackline (1) 8,504 1,004
Bottomline Technologies (1) 8,600 338
Box, Class A (1) 26,500 627
C3.ai, Class A (1)(2) 6,700 310
CDK Global  18,600 791
Cerence (1) 7,988 768
Cloudera (1) 46,900 749
CommVault Systems (1) 7,300 550
Cornerstone OnDemand (1) 12,100 693
Coupa Software (1) 13,400 2,937
Crowdstrike Holdings, Class A (1) 32,260 7,929
Datadog, Class A (1) 38,700 5,470
Datto Holding (1)(2) 7,000 167
Digital Turbine (1) 15,800 1,086
DocuSign (1) 32,900 8,469
Dolby Laboratories, Class A  10,240 901
Domo, Class B (1) 6,100 515
Dropbox, Class A (1) 47,060 1,375
Duck Creek Technologies (1) 9,028 399
Dynatrace (1) 30,773 2,184
Elastic (1) 11,000 1,639
Envestnet (1) 8,800 706
Everbridge (1)(2) 6,587 995
Fair Isaac (1) 4,585 1,825
Five9 (1) 12,200 1,949
Guidewire Software (1) 12,400 1,474
HubSpot (1) 7,550 5,104
InterDigital  6,060 411
J2 Global (1) 6,200 847
Jamf Holding (1)(2) 7,000 270
LivePerson (1)(2) 11,600 684
Mandiant (1) 40,300 717
Manhattan Associates (1) 13,340 2,041
Marathon Digital Holdings (1)(2) 12,400 392
Matterport (1) 6,800 129
Medallia (1) 15,900 539
MicroStrategy, Class A (1)(2) 1,456 842
Mimecast (1) 10,700 681
Mitek Systems (1) 11,300 209
Momentive Global (1) 21,900 429
N-Able (1)(2) 4,250 53
nCino (1) 9,100 646
NCR (1) 22,300 864
New Relic (1) 8,800 632
Nuance Communications (1) 44,511 2,450
Nutanix, Class A (1) 37,300 1,406

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PagerDuty (1) 16,800 696
Palantir Technologies, Class A (1) 243,300 5,849
Palo Alto Networks (1) 16,650 7,975
Paylocity Holding (1) 7,000 1,963
Pegasystems  5,800 737
Ping Identity Holding (1) 7,400 182
Progress Software  7,900 389
PROS Holdings (1) 9,200 326
Q2 Holdings (1) 8,200 657
Qualtrics International, Class A (1) 12,700 543
Qualys (1) 6,100 679
Qumu (1) 40,350 100
Rapid7 (1) 9,900 1,119
RingCentral, Class A (1) 14,179 3,084
Riot Blockchain (1)(2) 17,200 442
Sailpoint Technologies Holdings (1) 16,700 716
SentinelOne, Class A (1) 6,500 348
ShotSpotter (1) 6,000 218
Smartsheet, Class A (1) 20,150 1,387
Splunk (1) 27,800 4,023
Sprout Social, Class A (1) 6,900 841
SPS Commerce (1) 6,100 984
SS&C Technologies Holdings  30,100 2,089
Tenable Holdings (1) 12,900 595
Teradata (1) 20,251 1,161
Trade Desk, Class A (1) 74,300 5,223
UiPath, Class A (1) 41,282 2,172
Unity Software (1) 21,600 2,727
Varonis Systems (1) 17,700 1,077
Verint Systems (1) 12,500 560
Veritone (1) 7,600 182
Vertex, Class A (1) 13,200 254
VirnetX Holding (1)(2) 32,700 128
VMware, Class A (1)(2) 12,547 1,866
Vonage Holdings (1) 46,300 746
Workday, Class A (1) 31,102 7,772
Workiva (1) 7,400 1,043
Xperi Holding  23,000 433
Yext (1)(2) 19,100 230
Zendesk (1) 21,800 2,537
Zoom Video Communications, Class A (1) 36,800 9,623
Zscaler (1) 12,857 3,371
162,354
Technology Hardware, Storage & Peripherals 0.6%
3D Systems (1) 24,250 669

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Technologies, Class C (1) 41,197 4,286
Diebold Nixdorf (1) 16,300 165
Immersion (1) 39,000 267
Intevac (1) 22,200 106
Pure Storage, Class A (1) 48,700 1,225
Quantum (1)(2) 39,700 206
Turtle Beach (1) 9,400 261
Xerox Holdings  25,600 516
7,701
Total Information Technology 312,334
MATERIALS 3.5%
Chemicals 1.5%
American Vanguard  12,766 192
Amyris (1) 37,900 520
Ashland Global Holdings  6,900 615
Avient  16,130 748
Axalta Coating Systems (1) 34,200 998
Balchem  7,500 1,088
Cabot  11,050 554
Chase  2,950 301
Chemours  29,100 846
Danimer Scientific (1)(2) 13,500 221
Ecovyst  12,600 147
Element Solutions  35,500 770
Ferro (1) 20,460 416
FutureFuel  8,300 59
GCP Applied Technologies (1) 13,565 297
HB Fuller  8,040 519
Huntsman  35,900 1,062
Ingevity (1) 7,700 550
Innospec  5,200 438
Koppers Holdings (1) 9,800 306
Livent (1) 30,700 710
Minerals Technologies  3,010 210
NewMarket  800 271
Olin  19,130 923
Quaker Chemical (2) 2,500 594
RPM International  20,900 1,623
Scotts Miracle-Gro  6,900 1,010
Sensient Technologies  6,680 608
Stepan  3,400 384
Tredegar  21,500 262
Trinseo  6,900 372
Tronox Holdings, Class A  17,600 434

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valvoline  30,487 951
Westlake Chemical  5,942 542
19,541
Construction Materials 0.1%
Eagle Materials  6,670 875
Summit Materials, Class A (1) 17,792 569
1,444
Containers & Packaging 0.6%
AptarGroup  11,560 1,380
Berry Global Group (1) 19,700 1,199
Crown Holdings  20,350 2,051
Graphic Packaging Holding  35,613 678
Greif, Class A  5,900 381
Myers Industries  13,315 261
O-I Glass (1) 33,300 475
Silgan Holdings  12,840 493
Sonoco Products  15,187 905
TriMas (1) 7,800 252
8,075
Metals & Mining 1.1%
Alcoa (1) 31,400 1,537
Allegheny Technologies (1) 23,000 382
Alpha Metallurgical Resources (1) 4,600 229
Ampco-Pittsburgh (1) 21,600 101
Arconic (1)(2) 15,300 483
Carpenter Technology  13,000 426
Century Aluminum (1) 20,300 273
Cleveland-Cliffs (1)(2) 73,680 1,460
Coeur Mining (1) 54,400 336
Commercial Metals  14,100 429
Compass Minerals International  5,400 348
Gold Resource  85,200 134
Haynes International  11,800 439
Hecla Mining  138,100 760
Kaiser Aluminum  2,136 233
Materion  4,900 336
McEwen Mining (1)(2) 230,200 239
Olympic Steel  9,400 229
Reliance Steel & Aluminum  11,400 1,624
Royal Gold  8,350 797
Ryerson Holding  3,000 67
Schnitzer Steel Industries, Class A  8,200 359
Steel Dynamics  25,028 1,464
TimkenSteel (1) 13,700 179

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Steel  45,300 995
Worthington Industries  6,663 351
14,210
Paper & Forest Products 0.2%
Clearwater Paper (1) 9,388 360
Domtar (1) 8,716 475
Glatfelter  17,400 245
Louisiana-Pacific  14,400 884
Verso, Class A  22,900 475
2,439
Total Materials 45,709
REAL ESTATE 6.7%
Equity Real Estate Investment Trusts 6.1%
Acadia Realty Trust, REIT  16,650 340
Agree Realty, REIT  7,700 510
Alexander's, REIT  900 235
American Campus Communities, REIT  25,826 1,251
American Finance Trust, REIT  45,100 363
American Homes 4 Rent, Class A, REIT  37,700 1,437
Americold Realty Trust, REIT (2) 44,131 1,282
Apartment Income REIT, REIT  28,900 1,411
Apartment Investment & Management, Class A, REIT  18,600 127
Apple Hospitality REIT, REIT  40,000 629
Ashford Hospitality Trust, REIT (1) 11,760 173
Bluerock Residential Growth REIT, REIT  27,800 354
Brandywine Realty Trust, REIT  25,043 336
Brixmor Property Group, REIT  51,300 1,134
Broadstone Net Lease, REIT  15,200 377
Camden Property Trust, REIT  16,200 2,389
CareTrust REIT, REIT  19,500 396
Cedar Realty Trust, REIT  7,994 173
Centerspace, REIT  3,200 302
CIM Commercial Trust, REIT  15,194 138
Columbia Property Trust, REIT  25,400 483
Community Healthcare Trust, REIT  6,500 294
CoreSite Realty, REIT  7,100 984
Corporate Office Properties Trust, REIT  22,100 596
Cousins Properties, REIT  26,331 982
CubeSmart, REIT  32,000 1,550
CyrusOne, REIT  19,000 1,471
DiamondRock Hospitality, REIT (1) 35,900 339
DigitalBridge Group, REIT (1)(2) 104,100 628
Diversified Healthcare Trust, REIT  86,700 294
Douglas Emmett, REIT  28,400 898

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Easterly Government Properties, REIT  16,886 349
EastGroup Properties, REIT  4,850 808
EPR Properties, REIT  15,400 760
Equity Commonwealth, REIT (1) 17,676 459
Equity LifeStyle Properties, REIT  28,780 2,248
Essential Properties Realty Trust, REIT  19,300 539
First Industrial Realty Trust, REIT  15,065 785
Franklin Street Properties, REIT  31,500 146
Gaming & Leisure Properties, REIT  31,098 1,440
GEO Group, REIT (2) 52,295 391
Getty Realty, REIT  11,643 341
Gladstone Commercial, REIT  10,400 219
Gladstone Land, REIT  22,000 501
Global Self Storage, REIT  33,399 172
Healthcare Realty Trust, REIT  25,180 750
Healthcare Trust of America, Class A, REIT  38,873 1,153
Hersha Hospitality Trust, REIT (1) 32,000 299
Highwoods Properties, REIT  18,513 812
Hudson Pacific Properties, REIT  24,900 654
Independence Realty Trust, REIT (2) 13,800 281
Innovative Industrial Properties, REIT (2) 3,900 902
Invitation Homes, REIT  83,168 3,188
JBG SMITH Properties, REIT  24,800 734
Kilroy Realty, REIT  19,820 1,312
Lamar Advertising, Class A, REIT  12,292 1,394
Lexington Realty Trust, REIT  44,229 564
Life Storage, REIT  10,300 1,182
LTC Properties, REIT  5,750 182
Macerich, REIT  28,657 479
Mack-Cali Realty, REIT (1) 27,000 462
Medical Properties Trust, REIT  87,900 1,764
Monmouth Real Estate Investment, REIT  20,200 377
National Health Investors, REIT  6,720 359
National Retail Properties, REIT  30,730 1,327
National Storage Affiliates Trust, REIT  10,900 575
Office Properties Income Trust, REIT  15,700 398
Omega Healthcare Investors, REIT  40,050 1,200
Outfront Media, REIT  22,300 562
Park Hotels & Resorts, REIT (1) 52,000 995
Pebblebrook Hotel Trust, REIT  21,801 489
Physicians Realty Trust, REIT  37,300 657
Piedmont Office Realty Trust, Class A, REIT  25,800 450
Postal Realty Trust, Class A, REIT  7,200 134
PotlatchDeltic, REIT  10,059 519
Power REIT, REIT (1)(2) 2,776 139
PS Business Parks, REIT  4,100 643

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rayonier, REIT  22,251 794
Retail Properties of America, Class A, REIT  39,200 505
Retail Value, REIT  8,573 226
Rexford Industrial Realty, REIT  19,400 1,101
RLJ Lodging Trust, REIT  32,700 486
RPT Realty, REIT  34,100 435
Ryman Hospitality Properties, REIT (1) 10,026 839
Sabra Health Care REIT, REIT  32,900 484
Safehold, REIT  2,400 173
Saul Centers, REIT  5,850 258
Seritage Growth Properties, Class A, REIT (1)(2) 14,900 221
Service Properties Trust, REIT  45,300 508
SITE Centers, REIT  40,400 624
SL Green Realty, REIT  11,000 779
Spirit Realty Capital, REIT  16,260 749
STAG Industrial, REIT  22,900 899
STORE Capital, REIT  38,700 1,240
Summit Hotel Properties, REIT (1) 26,600 256
Sun Communities, REIT  18,650 3,452
Sunstone Hotel Investors, REIT (1) 42,994 513
Tanger Factory Outlet Centers, REIT  34,600 564
Terreno Realty, REIT  12,100 765
UMH Properties, REIT  23,800 545
Uniti Group, REIT  37,900 469
Universal Health Realty Income Trust, REIT  2,650 146
Urban Edge Properties, REIT  24,800 454
Urstadt Biddle Properties, Class A, REIT  28,500 539
VEREIT, REIT  33,128 1,498
VICI Properties, REIT  78,900 2,242
Washington Real Estate Investment Trust, REIT  16,500 408
WP Carey, REIT  24,670 1,802
Xenia Hotels & Resorts, REIT (1) 28,800 511
80,455
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1)(2) 10,500 104
Cushman & Wakefield (1) 18,600 346
eXp World Holdings  12,100 481
FRP Holdings (1) 3,700 207
Howard Hughes (1) 8,100 711
Jones Lang LaSalle (1) 7,910 1,962
Kennedy-Wilson Holdings  28,500 596
Newmark Group, Class A  28,304 405
Opendoor Technologies, Class A (1) 68,300 1,402
Rafael Holdings, Class B (1)(2) 5,021 154
RE/MAX Holdings, Class A  5,800 181

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Realogy Holdings (1) 18,000 316
Redfin (1)(2) 19,000 952
Tejon Ranch (1) 17,200 306
8,123
Total Real Estate 88,578
UTILITIES 1.7%
Electric Utilities 0.6%
ALLETE  6,482 386
Avangrid (2) 7,900 384
Genie Energy, Class B  23,842 155
Hawaiian Electric Industries  18,000 735
IDACORP  9,710 1,004
MGE Energy  8,494 624
OGE Energy  27,300 900
Otter Tail  8,750 490
PG&E (1) 260,600 2,502
PNM Resources  5,719 283
Portland General Electric  10,300 484
Via Renewables (2) 23,800 242
8,189
Gas Utilities 0.4%
Chesapeake Utilities  4,700 564
National Fuel Gas  16,230 852
New Jersey Resources  16,150 562
Northwest Natural Holding  9,490 436
ONE Gas  8,800 558
RGC Resources  11,879 269
South Jersey Industries  12,440 265
Southwest Gas Holdings  9,200 615
Spire  6,810 417
UGI  24,390 1,040
5,578
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Class C  7,693 233
Ormat Technologies (2) 7,600 506
Sunnova Energy International (1) 10,400 343
Vistra  68,630 1,173
2,255
Multi-Utilities 0.2%
Avista  10,890 426
Black Hills  8,140 511
MDU Resources Group  29,591 878
NorthWestern  8,500 487

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unitil  8,704 372
2,674
Water Utilities 0.3%
American States Water  7,300 624
Cadiz (1)(2) 14,100 99
California Water Service Group  9,650 569
Essential Utilities  37,832 1,743
Middlesex Water  6,400 658
SJW Group  7,722 510
4,203
Total Utilities 22,899
Total Common Stocks (Cost $747,229) 1,314,390
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.05% (4)(5) 4,133,759 4,134
4,134
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 1,730,000 1,730
1,730
Total Short-Term Investments (Cost $5,864) 5,864
SECURITIES LENDING COLLATERAL 4.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.4%
Short-Term Funds 4.4%
T. Rowe Price Short-Term Fund, 0.07% (4)(5) 5,853,113 58,531
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 58,531
Total Securities Lending Collateral (Cost $58,531) 58,531
Total Investments in Securities 104.5%
(Cost $811,624) $ 1,378,785
Other Assets Less Liabilities (4.5)% (59,625)
Net Assets 100.0% $ 1,319,160
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 43 Russell 2000 E-Mini Index contracts 12/21 4,732 $ (76)
Long, 4 S&P MidCap 400 E-Mini Index contracts 12/21 1,053 (29)
Net payments (receipts) of variation margin to date 43
Variation margin receivable (payable) on open futures contracts $ (62)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 4
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 3,129  ¤  ¤ $ 4,134
T. Rowe Price Short-Term Fund,
0.07% 79,236  ¤  ¤ 58,531
Total $ 62,665^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,665.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Extended Equity Market Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Extended Equity Market Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F124-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,314,387 $ — $ 3 $ 1,314,390
Short-Term Investments 4,134 1,730 — 5,864
Securities Lending Collateral 58,531 — — 58,531
Total $ 1,377,052 $ 1,730 $ 3 $ 1,378,785
Liabilities
Futures Contracts* $ 105 $ — $ — $ 105
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.